COMMITMENTS AND CONTINGENCIES	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES

Note 19. Commitments and Contingencies

We are subject to various claims and legal proceedings with respect to matters such as governmental regulations, and other actions arising out of the ordinary course of business. Management believes that the resolution of these matters will not have a material adverse effect on our financial position, results of operations, or cash flow.

We have future purchase obligations of $284.6 million as of September 30, 2022 that consist of commitments for the purchase of inventory over the next 12 months. These obligations represent the minimum contractual obligations expected under the normal course of business.

Note 19. Commitments and Contingencies

We are subject to various claims and legal proceedings with respect to matters such as governmental regulations, and other actions arising out of the normal course of business. Management believes that the resolution of these matters will not have a material adverse effect on our financial position, results of operations, or cash flow.

We had $2.7 million in standby letters of credit outstanding as of December 31, 2021.

We have future purchase obligations of $276.7 million as of December 31, 2021 that consist of commitments for the purchase of inventory over the next 12 months. These obligations represent the minimum contractual obligations expected under the normal course of business.

CIK 0001846136 Riverview Acquisition Corp
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration and Stockholder Rights

Pursuant to a registration rights agreement entered into on August 10, 2021, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of Working Capital Loans) are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of our Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement will provide that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Warrant Amendments

The warrant agreement provides that the terms of the warrants may be amended without the consent of any stockholder or warrant holder to cure any ambiguity or correct any defective provision but otherwise requires the approval by the holders of at least 65% of the then outstanding public warrants to make any change that adversely affects the interests of the registered holders of public warrants. Accordingly, the Company may amend the terms of the public warrants in a manner adverse to a holder of public warrants if holders of at least a 65% of the then outstanding public warrants approve of such amendment. Although the Company’s ability to amend the terms of the public warrants with the consent of at least 65% of the then outstanding public warrants is unlimited, examples of such amendments could be amendments to, among other things, increase the exercise price of the warrants, convert the warrants into cash or shares, shorten the exercise period or decrease the number of Class A common stock purchasable upon exercise of a warrant. There have been no amendments to the warrant agreement as of June 30, 2022 and December 31, 2021.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 3,750,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. The underwriters elected not to exercise the over-allotment option to purchase an additional 937,500 Units at a price of $10.00 per Unit. The over-allotment option expired on September 24, 2021.

The underwriters were paid an underwriting fee of $5,000,000 on the day of the IPO. The underwriters are also entitled to a deferred fee of $0.35 per Unit, or $8,750,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Attorney’s Fees

Pursuant to an agreement between the Company and its attorneys, certain fees have been deferred and will become payable only if the Company consummates a Business Combination. If a Business Combination does not occur, the Company will not be required to pay these contingent fees. As of June 30, 2022 and December 31, 2021, the amount of these deferred legal fees was approximately $1,781,000 and $337,000, respectively. There can be no assurances that the Company will complete a Business Combination.

Demand Letters

We received two private demand letters from purported shareholders in connection with the proposed de-SPAC transaction between Riverview and Westrock Coffee Holdings, LLC, a Delaware limited liability company (“Westrock”). The demand letters seek certain supplemental disclosures and threaten to assert claims under the federal securities laws against Riverview and Westrock, if the disclosures are not made.

Litigation

On August 2, 2022, a purported stockholder of the Company filed a complaint in the Chancery Court of Shelby County, Tennessee, captioned Garfield v. R. Brad Martin, et. al., Case No. CH-22-1097, alleging claims that the Company’s public disclosures concerning the proposed de-SPAC transaction omit allegedly material information that the Complaint asserts was required to be disclosed. The Complaint names the Company, each of its current directors, Messrs. R. Brad Martin, Charles Slatery, Leslie Starr Keating, Mark Edmunds, and Willie Gregory, and Westrock as defendants and alleges, among other things, claims for purported violations of the Tennessee Securities Act of 1980 and fraudulent and negligent misrepresentation and concealment under Tennessee law. The deadline for the Company to respond to the Complaint has not yet passed. The Company believes that the allegations in the Complaint and demand letters are without merit.

Transaction Agreement

On April 4, 2022, the Company entered into a Transaction Agreement, by and among Riverview, Westrock, Origin Merger Sub I, Inc., a Delaware corporation and a wholly-owned subsidiary of Westrock (“Merger Sub I”) and Origin Merger Sub II, LLC, a Delaware limited liability company and a wholly-owned subsidiary of Westrock (“Merger Sub II,” together with Merger Sub I, the “Merger Subs”) (as may be amended and/or restated from time to time, the “Transaction Agreement”). The Mergers were unanimously approved by the Company’s Board of Directors and Westrock’s Board of Managers.

Subscription Agreement

Riverview and Westrock have entered into Subscription Agreements (collectively, the “PIPE Subscription Agreements”), each dated as of April 4, 2022, with certain investors (collectively, the “PIPE Investors”), pursuant to which, among other things, Riverview and Westrock have, respectively, agreed to issue and sell, in private placements to close immediately prior to the Closing, an aggregate of 22,150,000 shares of Riverview Class A Common Stock and 2,850,000 Westrock Common Shares for a purchase price of $10.00 per share (the “PIPE Financing”).

Sponsor Support Agreement

Riverview, Westrock and the Sponsor, concurrently with the execution and delivery of the Transaction Agreement, have entered into the Sponsor Support Agreement (the “Sponsor Support Agreement”), pursuant to which the Sponsor has agreed, among other things, to vote (or execute and return an action by written consent), or cause to be voted at the Riverview Stockholders’ Meeting

(or validly execute and return and cause such consent to be granted with respect to), all of its shares of Riverview Common Stock in favor of (A) the approval and adoption of the Transaction Agreement and approval of the Mergers and all other transactions contemplated by the Transaction Agreement, (B) against any action, agreement or transaction or proposal that would result in a breach of any covenant, representation or warranty or any other obligation or agreement of Riverview under the Transaction Agreement or that would reasonably be expected to result in the failure of the Mergers from being consummated and (C) each of the proposals and any other matters necessary or reasonably requested by Riverview for consummation of the Mergers and the other transactions contemplated by the Transaction Agreement.

Financial Advisory Services Agreement

On June 1, 2022, the Company entered into an agreement with a vendor to provide financial advisory services in connection with a potential Business Combination. The agreement calls for the Company to pay a fee upon the closing of a business combination. The agreement further specifies that the fee will be $3,750,000, adjustable for any changes in the agreed deferred underwriting fees such that the total to the vendor does not exceed $6,000,000. The fees are payable upon the consummation of a successful Business Combination.

NOTE 6. COMMITMENTS

Registration and Stockholders Rights

Pursuant to a registration rights agreement entered into on August 10, 2021, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of Working Capital Loans) are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of our Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement will provide that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Warrant Amendments

The warrant agreement provides that the terms of the warrants may be amended without the consent of any shareholder or warrant holder to cure any ambiguity or correct any defective provision but otherwise requires the approval by the holders of at least 65% of the then outstanding public warrants to make any change that adversely affects the interests of the registered holders of public warrants. Accordingly, the Company may amend the terms of the public warrants in a manner adverse to a holder of public warrants if holders of at least a 65% of the then outstanding public warrants approve of such amendment. Although the Company’s ability to amend the terms of the public warrants with the consent of at least 65% of the then outstanding public warrants is unlimited, examples of such amendments could be amendments to, among other things, increase the exercise price of the warrants, convert the warrants into cash or shares, shorten the exercise period or decrease the number of Class A common stock purchasable upon exercise of a warrant. There have been no amendments to the warrant agreement as of December 31, 2021.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 3,750,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. The underwriters elected not to exercise the over-allotment option to purchase an additional 3,750,000 Units at a price of $10.00 per Unit. The over-allotment option expired on September 24, 2021.

The underwriters were paid an underwriting fee of $5,000,000 on the day of the IPO. The underwriters are also entitled to a deferred fee of $0.35 per Unit, or $8,750,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.